SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.       SUBSEQUENT EVENTS

Stock options

On June 25, 2013, the 9th series Stock Option Grant was approved at UBIC’s ordinary general meeting of shareholders. On May 22, 2014, UBIC’s board of directors resolved and approved the issuance of stock options under the 9th series Stock Option Grant.

The key terms and conditions for the 9th series Stock Option Grant are as follows:

Grant date	May 22, 2014
Number of shares to be issued	200,000 shares
Exercise price per share	¥489
Vesting period	3 years
Exercise period of the stock options	May 23, 2017 to May 22, 2020
Total number of recipients - Employees of the Company	24
Conditions for the stock options to be vested	Enrolled as director or employee of the Company